Related party transactions - Trading Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Datang Microelectronics Technology Co., Ltd.
Related party transactions
Sale of goods	$ 15,667	$ 14,146	$ 12,885
Datang Semiconductor Co., Ltd.
Related party transactions
Sale of goods	535	464	865
Leadcore
Related party transactions
Sale of goods	3,960	3,267	8,881
Toppan SMIC Electronic (Shanghai) Co., Ltd ("Toppan")
Related party transactions
Sale of services	3,896	3,481	3,699
Purchase of goods	11,275	8,869	7,996
Purchase of services	59	856	3,516
Brite
Related party transactions
Sale of goods	44,212	31,506	31,379
Purchase of goods		25
Purchase of services	2,016	2,887	2,582
Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”)
Related party transactions
Sale of goods	17		17
Sale of services	48		9
Purchase of goods	1,778	1,097
Purchase of services	620	1,189	869
China Fortune-Tech Capital Co., Ltd ("China Fortune-Tech")
Related party transactions
Sale of services		65	60
Purchase of services	959	313	938
Datang Finance
Related party transactions
Purchase of services		15
Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Related party transactions
Purchase of services	$ 51,739
Zhongxin Xiecheng Investment (Beijing) Co., Ltd ("Zhongxin Xiecheng")
Related party transactions
Purchase of services		$ 4	$ 1,199